Prior Year Restatement and Opening Balance Adjustments (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Changes In Accounting Estimates [Abstract]
Prior Year Restatement and Opening Balance Adjustments

Set out below is the impact of these items on the group statement of comprehensive income and balance sheet. They are reflected in the group statement of changes in equity as presented on page 113.

Group statement of comprehensive income

	Year ended 31 March 2018 (as published)	Pension restatement	Year ended 31 March 2018 (restated)
	£m	£m	£m
Profit for the period	2,032	—	2,032
Other comprehensive income (loss)
Items that will not be reclassified to the income statement:
Remeasurements of the net pension obligation	2,160	(476)	1,684
Tax on pension remeasurements	(346)	83	(263)
Items that have been or may be reclassified subsequently to the income statement:
Exchange differences on translation of foreign operations	(188)	—	(188)
Fair value movements on available-for-sale assets	11	—	11
Movements in relation to cash flow hedges:		—
- net fair value (losses) gains	(368)	—	(368)
- recognised in income and expense	277	—	277
Tax on components of other comprehensive income that have been or may be reclassified	1	—	1
Other comprehensive profit (loss) for the period, net of tax	1,547	(393)	1,154
Total comprehensive income (loss) for the period	3,579	(393)	3,186

2. Prior year restatement and opening balance adjustments continued

Group balance sheet

	At 31 March 2018 (as published)	Pension restatement	At 31 March 2018 (restated)	IFRS 9 & 15 opening balance adjustment	At 1 April 2018
	£m	£m	£m	£m	£m
Non-current assets
Intangible assets	14,447	-	14,447	-	14,447
Property, plant and equipment	17,000	-	17,000	-	17,000
Trade and other receivables	317	-	317	114	431
Contract assets	-	-	-	198	198
Deferred tax assets	1,243	83	1,326	-	1,326
Other non-current assets	1,403	-	1,403	-	1,403
	34,410	83	34,493	312	34,805
Current assets
Trade and other receivables	4,014	-	4,014	(337)	3,677
Contract assets	-	-	-	1,417	1,417
Cash and cash equivalents	528	-	528	-	528
Other current assets	3,807	-	3,807	-	3,807
	8,349	-	8,349	1,080	9,429
Current liabilities
Loans and other borrowings	2,281	-	2,281	-	2,281
Trade and other payables	7,168	-	7,168	(1,409)	5,759
Contract liabilities	-	-	-	1,406	1,406
Current tax liabilities	83	-	83	248	331
Other current liabilities	653	-	653	-	653
	10,185	-	10,185	245	10,430
Total assets less current liabilities	32,574	83	32,657	1,147	33,804
Non-current liabilities
Loans and other borrowings	11,994	-	11,994	-	11,994
Contract liabilities	-	-	-	87	87
Retirement benefit obligations	6,371	476	6,847	-	6,847
Other non-current liabilities	3,905	-	3,905	-	3,905
	22,270	476	22,746	87	22,833
Equity
Share capital	499	-	499	-	499
All other reserves	8,046	-	8,046	-	8,046
Retained earnings	1,759	(393)	1,366	1,060	2,426
Total equity	10,304	(393)	9,911	1,060	10,971
	32,574	83	32,657	1,147	33,804